Average Annual Total Returns - PIMCO Inflation Protected Bond Portfolio	Apr. 30, 2021
Bloomberg Barclays U.S. TIPS Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	10.99%
5 Years	5.08%
10 Years	3.81%
Class A
Average Annual Return:
1 Year	11.85%
5 Years	5.33%
10 Years	3.72%
Class B
Average Annual Return:
1 Year	11.54%
5 Years	5.06%
10 Years	3.45%
Class E
Average Annual Return:
1 Year	11.63%
5 Years	5.16%
10 Years	3.55%